Finance Expenses (Tables)	12 Months Ended
Jun. 30, 2026
Finance Expenses [Abstract]
Schedule of Finance Expenses
	2026	2025	2024
	AUD$	AUD$	AUD$
Continuing operations
Commitment fee- Arena	1,867,623	-	-
Amortization of debt discount	-	272,209	-
Unrealized loss on digital assets	5,038	-	-
Interest expense	81,313	49,929	158,643
Total finance expenses from continuing operations	1,953,974	322,138	158,643